Organization and Description of Business	12 Months Ended
Dec. 31, 2020
BFLY Operations Inc
Organization and Description of Business

Note 1. Organization and Description of Business

BFLY Operations, Inc. (formerly Butterfly Network, Inc., the “Company” or “Butterfly”) was incorporated as a Delaware corporation on January 25, 2011. The Company’s legal name became BFLY Operations, Inc. following the closing of the business combination discussed in Note 18 “Subsequent Events”. The Company is an innovative digital health business with a mission of democratizing healthcare by making medical imaging accessible to everyone around the world. Butterfly’s solution addresses the needs of point of care imaging with a unique combination of software and hardware technology. This hardware platform is combined with cloud-based software to provide image interpretation, content storage, and acquisition assistance to less-expert users worldwide. The Company’s cloud environment allows for telemedicine.

The Company operates wholly-owned subsidiaries in Australia, Germany, Netherlands, the United Kingdom and Taiwan.